Inventory	12 Months Ended
Dec. 31, 2022
Inventory
Inventory

Note 5 - Inventory

Inventory consisted of the following:

	December 31,	December 31,
	2022	2021
Raw materials	$158,093	$542,062
Finished products	351,867	231,836
Work in process	388,726	295,800
Total Inventory	$898,686	$1,069,698

For the years ended December 31, 2022, 2021 and 2020, the Company recorded inventory markdown in the amounts of $51,676, $359,501 and $92,064, respectively.